Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of related party [Abstract]
Schedule of Recognized as an Expense During the Reporting Period Related to Officers and Directors	The following amounts disclosed in the table are recognized as an expense during the reporting period related to officers and directors of the Company:
	Year ended December 31,
	2023	2022
Short-term employee benefits	$4,204	$4,665
Share-based compensation	7,197	8,104
	$11,401	$12,769